Enterprise-wide geographic reporting (Tables)	12 Months Ended
Dec. 31, 2012
Enterprise-wide geographic reporting [Abstract]
Summary of Enterprise-wide geographic reporting
	2012	2011	2010

China	$143,877	$276,286	$186,105
International	22,824	36,850	31,196
Total	$166,701	$313,136	$217,301